ASSETS HELD FOR SALE AND INVENTORIES - Additional Information (Details) - COP ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Assets Held For Sale And Inventories [Line Items]
Impairment loss on financial assets			$ 3,366	$ 8,727
Profit (loss)			$ 3,214,567	$ 2,786,435	$ 2,754,173
Panamerican Pharmaceutical Holding Inc., [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Profit (loss)	$ 7,068
Arrendamiento Operativo CIB S.A.C [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Profit (loss)		$ 36,338
FiduPer S.A. Sociedad Fiduciaria [member]
Disclosure of Assets Held For Sale And Inventories [Line Items]
Profit (loss)		$ (602)